Leases, Other Information (Details)	Dec. 31, 2022	Dec. 31, 2021
Other Information [Abstract]
Weighted-average remaining lease term for operating leases	12 years 1 month 6 days	13 years 8 months 12 days
Weighted-average discount rate for operating leases	2.70%	2.29%